Goodwill (Details) - Schedule of Changes in the Carrying Amount of Goodwill ¥ in Thousands	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2024 USD ($)
Goodwill [Abstract]
Goodwill	¥ 40,684		¥ 40,684	¥ 40,684
Accumulated impairment loss	(40,684)		(40,684)
Total				40,684
Transaction during the year
Impairment			¥ (40,684)